SHARE CAPITAL (Narrative) (Details)		1 Months Ended	12 Months Ended
	Jan. 08, 2018 CAD ($) $ / shares shares	Jun. 19, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($) yr shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($)	Apr. 18, 2019 shares	Apr. 03, 2018 USD ($) shares	Apr. 03, 2018 CAD ($) shares	Jan. 12, 2017 CAD ($) shares
Disclosure of classes of share capital [line items]
Common shares issued | shares			5,600,000
Exercise price			$ 0.3	$ 0.28
Proceeds from common stock			30,000	3,367,310
Proceeds from exercise of warrants			1,260,000
Contributed surplus			1,200,301
Share-based compensation			$ 1,913,692	3,693,799
Weighted average outstanding life | yr			3.90
Percentage of issued shares at time of options granted			10.00%
Percentage of issued shares at time of options granted to one optionee			5.00%
Weighted average fair value of stock options			$ 1,913,692	3,693,799
Warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares	8,665,201		740,240
Exercise price	$ 0.25		$ 0.12	$ 0.42
Percentage of exercised warrants	8.00%
Warrants exercise | shares	8,665,201
Proceeds from exercise of warrants	$ 2,166,300
Fair value of common shares issued			$ 28,514
Each share purchase warrant assessed value | $ / shares	$ 0.40
Share-based compensation	$ 10,410
Weighted average outstanding life | yr			0.96
Options and warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares				14,904,901
Proceeds from common stock				$ 3,818,339
Contributed surplus				$ 2,959,537
To related party for interest payment [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares							780,000	780,000
Fair value of common shares issued								$ 156,000
To related party for interest payment [Member] | USD [Member]
Disclosure of classes of share capital [line items]
Fair value of common shares issued							$ 120,000
Services [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares			525,690	1,000,000
Exercise price			$ 0.25
Fair value of common shares issued			$ 110,395	$ 340,000
Subscriptions [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares			142,857
Exercise price			$ 0.25
Fair value of common shares issued			$ 30,000
Rojo Resources Ltd.[Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares				500,000
Assets in consideration				$ 500,000
Fair value of investment written off				$ 175,000
Percentage of escrow release				10.00%
Percentage of remaining release				15.00%
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares			30,000,000	30,000,000
Escrow [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares			225,000	375,000		75,000
For acquisition of Mexmaken [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares							7,500,000	7,500,000
Class B Series I preferred shares [Member]
Disclosure of classes of share capital [line items]
Share authorized | shares			1,500,000
Class B Series II preferred shares [Member]
Disclosure of classes of share capital [line items]
Share authorized | shares			1,000,000
For exercise of conversion option of certain convertible debentures [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares			50,000
Private placement [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares				15,484,912					15,484,912
Exercise price				$ 0.25					$ 0.4
Shares issued price per share | $ / shares				$ 0.15
Proceeds from common stock				$ 2,322,737
Cash commissions				$ 87,767
Private placement [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares				585,117					585,117
Exercise price				$ 0.6					$ 0.36
Fair value of common shares issued				$ 142,319					208,211
Each share purchase warrant assessed value | $ / shares				$ 0.40
Warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares		3,774,466
Exercise price		$ 0.5							$ 0.3
Warrants exercise | shares		3,774,466
Proceeds from exercise of warrants		$ 1,132,340